Financial Instruments (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Concentration of Revenues	82.30%	79.70%	76.60%	71.90%
Customer A [Member]
Concentration of Revenues	47.40%	27.30%	23.20%	47.30%
Customer B [Member]
Concentration of Revenues	13.50%		22.30%
Customer C [Member]
Concentration of Revenues	11.00%		19.10%	24.60%
Customer D [Member]
Concentration of Revenues	10.20%	3.90%	12.00%
Customer E [Member]
Concentration of Revenues	0.20%	48.50%